Provisions - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Actuarial Assumptions [Line Items]
Expected rate of salary increases (%)	6.00%	6.00%
Bottom of range [member]
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)	6.07%	6.15%
Top of range [member]
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)	6.08%	6.19%